LEASES (Schedule of Future Minimum Lease Payments) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Operating leases
2022	$ 3,753
2023	3,365
2024	2,802
2025	1,239
2026	862
Thereafter	941
Total future minimum lease payments	12,962
Less: imputed interest	1,347
Total	$ 11,615	$ 12,864